Label	Element	Value
ActivePassive Core Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ActivePassive Core Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the ActivePassive Core Bond ETF (“Core Bond ETF” or the “Fund”) is to provide current income consistent with low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2024, the Fund’s portfolio turnover rate was 125.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.20%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Underlying Index”). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other fixed income securities that are rated investment grade or better and up to 20% of its net assets in high yield debt securities, also known as “junk bonds.” The ratio of the Fund’s assets that are allocated to active versus passive investment strategies is determined by Envestnet Asset Management, Inc., the Fund’s investment adviser (the “Adviser”), and is based on a variety of factors, including the Adviser’s proprietary research that looks at the likelihood of active managers outperforming or underperforming within the asset classes in which the Fund invests, the Adviser’s research and due diligence on available investment sub-advisers (each, a “Sub-Adviser”) within the different asset classes in which the Fund invests and the Adviser’s assessment of how different Sub-Advisers will contribute to overall Fund performance. The Adviser also considers academic research on factor investing, which is an investment approach that involves selecting securities based on attributes associated with higher returns, and the long-term performance of factor investing with established style factors across the asset classes in which the Fund invests. The Adviser generally employs a balanced approach to allocating between active and passive investment management of taxable fixed income portfolios. The Adviser takes advantage of the low costs and index tracking of passive investing and balances it with active investing which can provide the opportunity to add value through risk mitigation and security selection. The portion of the Fund’s investment portfolio that is actively managed by the Sub-Advisers and Adviser ranges from 10% to 60% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive investment strategy. The Adviser will generally rebalance the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

The fixed income securities in which the Fund may invest include corporate bonds, U.S. government securities, U.S. agency securities, inflation-linked debt securities, mortgage- and asset-backed securities, state or municipal government securities, and foreign fixed income securities, as well as ETFs that primarily invest in fixed income securities. The Fund may also invest in privately placed securities that have not been registered under the Securities Act of 1933 (the “Securities Act”), as amended, but may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act (“Rule 144A Securities”). The Fund’s investments in mortgage- and asset-backed securities may include commercial mortgage-backed securities, and agency and non-agency residential mortgage-backed securities including fixed and adjustable rate pass-throughs, collateralized loan obligations (“CLOs”), collateralized mortgage obligations (“CMOs”) and other structures such as interest only, principal only and credit risk transfer securities. The fixed income securities in which the Fund may invest may have fixed, floating or variable rates. The Adviser and the Sub-Advisers will seek to limit volatility in the Fund’s portfolio by investing in fixed income securities with different maturity dates and credit ratings that the Adviser and the Sub-Advisers believe will provide stable and consistent returns to the Fund. The Fund may invest in fixed income securities with a range of maturities, from short-term obligations carrying maturities of less than one year to long-term obligations with maturities more than 20 years. It is expected that the weighted average maturity of the securities in the Fund will approximate the weighted average maturity of the Underlying Index. The debt securities in which the Fund invests must be rated CCC+ or better at the time of purchase by any nationally recognized statistical rating organization (“NRSRO”). In the event a security is split rated by two or more NRSROs, the Adviser will use the lower rating to determine credit quality.

The Underlying Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. The Underlying Index includes Treasuries, government-related and corporate securities, fixed rate agency mortgage backed securities (“MBS”), asset backed securities (“ABS”) and commercial mortgage backed securities “(CMBS”) (agency and non-agency). The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying
Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. To be included in the Underlying Index, securities must be U.S. dollar denominated, be rated investment grade, be fixed-rate coupons and have at least one year to maturity. Securities included in the Underlying Index must have at least $300 million outstanding for U.S. government, U.S. agency and corporate securities, $1 billion outstanding for mortgage-backed securities, $25 million for asset-backed securities, and $300 million for collateralized mortgage-backed securities. Securities included in the Underlying Index must be fully taxable. In addition, securities included in the Underlying Index must be SEC-registered or exempt from registration at the time of issuance. The Underlying Index is rebalanced on the last business day of each month.

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and will generally quantitatively manage the passive allocation of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index, provide exposure to specific investment style factors, or structure the portfolio according to desired attributes. The Adviser’s quantitative strategy with respect to the Fund seeks to construct the passive allocation of the portfolio to provide investment results that, before expenses, correspond to the price and performance of the Underlying Index. The Adviser manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of individual fixed income securities that, in the aggregate, have risk, return and credit quality characteristics that resemble the risk, return and credit quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index. The passive allocation may be represented by securities maturing at regular intervals, meaning that the fixed-income securities in the Fund’s passive allocation will have maturity dates that are evenly spaced across several years so that the proceeds may be reinvested at regular intervals as the securities mature.

The Adviser also believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more Sub-Advisers, with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund currently employs two Sub-Advisers to manage the Fund’s qualitative active allocation, Sage Advisory Services, Ltd. Co. (“Sage Advisory”) and Neuberger Berman Investment Advisers LLC (“NBIA”). Sage Advisory will manage a sleeve of the qualitative active allocation by seeking to invest in a broad range of investment grade fixed income securities with an anticipated average maturity between three and seven years. Sage Advisory will emphasize safety of principal and liquidity in selecting securities for the Fund. NBIA will manage a sleeve of the qualitative active allocation and select securities for the Fund’s portfolio utilizing a disciplined relative value approach to sector allocation, research-driven security selection and duration management. The Sub-Advisers generally rely on detailed proprietary research and focus on the sectors and securities they believe are undervalued relative to the market. The Sub‑Advisers will actively trade the portion of Fund’s investment portfolio they manage, and the Fund may experience a high portfolio turnover rate. In selecting securities for investment, the Sub-Advisers typically:

•Use in-depth fundamental research to identify sectors and securities for potential investment and to analyze risk;
•Analyze the credit quality of issuers, an issuer’s potential for success, the credit, currency, and economic risks of potential investments and their issuers, security-specific features, current and potential future valuation of potential investments, and trading opportunities to select investments;
•Look to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and
•Consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other fixed income securities that are rated investment grade or better and up to 20% of its net assets in high yield debt securities, also known as “junk bonds.”
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.activepassive.com
ActivePassive Core Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
ActivePassive Core Bond ETF | Active Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. For the Fund’s active allocation, active management by the Adviser and Sub-Advisers in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.
ActivePassive Core Bond ETF | Asset-Backed And Mortgage-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations. Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.
ActivePassive Core Bond ETF | Asset Class Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
ActivePassive Core Bond ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. Quantitative modeling used may not accurately predict future market movements or characteristics, which may negatively affect performance. Models may also perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.
ActivePassive Core Bond ETF | Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
ActivePassive Core Bond ETF | CLOs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	CLOs Risk. CLOs are a type of asset-backed security. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations in realizing the benefits of any collateral securing a loan.
ActivePassive Core Bond ETF | CMOs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	CMOs Risk. The Fund may be affected by the credit risk of CMOs, which is the possibility that the Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss, if there are defaults on the mortgage loans underlying the CMOs. This risk may be increased to the extent that the underlying mortgages include sub-prime mortgages and in relation to the level of subordination of the category of the CMOs held by the Fund. While CMO collateral is typically issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”), the CMO itself may be issued by a private party, such as a brokerage firm, that is not covered by government guarantees.
ActivePassive Core Bond ETF | Commercial Paper Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Commercial Paper Risk. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer. Issuers generally do not register their commercial paper with the SEC. Among other factors, the value of commercial paper may be affected by changes in interest rates and the credit rating and financial condition of the issuer. While some unregistered commercial paper is deemed illiquid, the Adviser or Sub-Advisers may in certain cases determine that such paper is liquid. In some cases, the ratings of commercial paper issuers have been downgraded abruptly, leaving holders with little opportunity to avoid losses. Commercial paper is generally unsecured, which increases its credit risk.
ActivePassive Core Bond ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Underlying investments may lose value due to borrowers defaulting or failing to pay back debt.
ActivePassive Core Bond ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
ActivePassive Core Bond ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund may invest in securities denominated in U.S. dollars or foreign currencies.
ActivePassive Core Bond ETF | Debt Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply.
ActivePassive Core Bond ETF | ETF Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Investment Risk. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
ActivePassive Core Bond ETF | ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/
or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

ActivePassive Core Bond ETF | ETF Risk Member, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/
or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ActivePassive Core Bond ETF | ETF Risk Member, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.
ActivePassive Core Bond ETF | ETF Risk Member, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ActivePassive Core Bond ETF | ETF Risk Member, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ActivePassive Core Bond ETF | ETF Risk Member, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
ActivePassive Core Bond ETF | Floating Or Variable Rate Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Floating or Variable Rate Securities Risk. Securities with floating or variable interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating or variable rate investments.
ActivePassive Core Bond ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes.
ActivePassive Core Bond ETF | High Portfolio Turnover Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many registered funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor’s after-tax return.

ActivePassive Core Bond ETF | High-Yield Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High-Yield Securities Risk. The fixed income investments held by the Fund that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.
ActivePassive Core Bond ETF | Index-Related Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index-Related Risk. A portion of the Fund may use a passive investment approach and may be affected by a general decline in market segments or asset classes relating to the Underlying Index. The Fund invests the passive allocation of its portfolio in securities and instruments intended to track the performance of the Underlying Index regardless of the investment merits of the securities included in the Underlying Index. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy, or completeness of either the Underlying Index or its related data.
ActivePassive Core Bond ETF | Inflation-Linked Debt Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. There can be no assurance that the inflation measure used will accurately measure the real rate of inflation in the prices of goods and services. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.
ActivePassive Core Bond ETF | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.
ActivePassive Core Bond ETF | Issuer-Specific Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
ActivePassive Core Bond ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
ActivePassive Core Bond ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser and Sub-Advisers to implement the investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s and Sub-Advisers’ research, analysis and asset allocation among portfolio securities and asset allocation between the Fund’s active and passive investment strategies. If the Adviser’s and Sub-Advisers’ investment strategies do not produce the expected results, your investment could be diminished or even lost.
ActivePassive Core Bond ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of the Fund’s investments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
ActivePassive Core Bond ETF | Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk. Active trading markets for Shares may not be developed or maintained by market makers or APs. APs are not obligated to make a market in the Shares or to submit purchase or redemption orders for creation units. Trading in Shares on an exchange may be halted in certain circumstances.
ActivePassive Core Bond ETF | Municipal Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.
ActivePassive Core Bond ETF | Newer Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Newer Fund Risk. The Fund is a recently organized, management investment company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.
ActivePassive Core Bond ETF | Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.
ActivePassive Core Bond ETF | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
ActivePassive Core Bond ETF | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.
ActivePassive Core Bond ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
ActivePassive Core Bond ETF | Sovereign Debt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy, or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

ActivePassive Core Bond ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. The performance of the passive allocation of the Fund and the Underlying Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Underlying Index. In addition, the passive allocation of the Fund may not be fully invested in the securities of the Underlying Index.
ActivePassive Core Bond ETF | U.S. Government And U.S. Agency Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government- sponsored enterprises) where it is not obligated to do so.
ActivePassive Core Bond ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other investment companies or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
ActivePassive Core Bond ETF | ActivePassive Core Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APCB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	468
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	38
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	119
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	208
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 468
ActivePassive Intermediate Municipal Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ActivePassive Intermediate Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the ActivePassive Intermediate Municipal Bond ETF (“Intermediate Municipal Bond ETF” or the “Fund”) is to provide current income that is exempt from federal income taxes consistent with low volatility of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2024, the Fund’s portfolio turnover rate was 104.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.40%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the Bloomberg Municipal 1-10 Year Blend Index (the “Underlying Index”). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. municipal bond securities that are exempt from U.S. federal income tax and are rated investment grade or better. The Fund may also invest up to 20% of its net assets in high-yield municipal bonds, also known as “junk bonds.” The ratio of the Fund’s assets that are allocated to active versus passive investment strategies is determined by Envestnet Asset Management, Inc., the Fund’s investment adviser, (the “Adviser”), and is based on a variety of factors, including the Adviser’s proprietary research that looks at the likelihood of active managers outperforming or underperforming within the asset classes in which the Fund invests, the Adviser’s research and due diligence on available investment sub-advisers (each, a “Sub-Adviser”) within the different asset classes in which the Fund invests and the Adviser’s assessment of how different Sub-Advisers will contribute to overall Fund performance. The Adviser also considers academic research on factor investing, which is an investment approach that involves selecting securities based on attributes associated with higher returns, and the long-term performance of factor investing with established style factors across the asset classes in which the Fund invests. Under normal market conditions, the Adviser allocates at least 50% of the Fund’s assets to the passive allocation. The Adviser’s allocation to passive investments takes advantage of low costs and index tracking while the active allocation can provide opportunities to add value through risk mitigation and security selection. In the event of a market disruption, like a central bank intervention, or a disruption in credit or liquidity, the Adviser may increase the Fund’s active allocation to take advantage of any mispricings that may arise when the Adviser or a Sub-Adviser determines that a security’s price does not reflect the fundamental value of the security. The portion of the Fund’s investment portfolio that is actively managed by the Sub-Adviser and Adviser ranges from 5% to 50% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive investment strategy. The Adviser will generally rebalance the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

The Fund’s investments in municipal bonds will generally be exempt from U.S. federal income tax but may be subject to the federal alternative minimum tax (“AMT”) for non-corporate shareholders. The Adviser and the Sub-Adviser will seek to limit volatility in the Fund’s portfolio by investing in municipal bonds with different maturity dates and credit ratings that the Adviser and the Sub-Adviser believes will provide stable and consistent returns to the Fund. The Fund’s investments in municipal bonds may include construction loan notes, general obligation bonds, industrial development bonds, revenue anticipation notes, revenue bonds, tax anticipation notes and tax-exempt commercial notes. The Fund may invest in tax-exempt securities with a range of maturities, from short-term obligations carrying maturities of less than one year to long-term obligations with maturities more than 20 years but expects the securities held by the Fund to have a dollar-weighted average maturity of more than three years but less than ten. The municipal bonds in which the Fund invests must be rated CCC+ or better at the time of purchase by any nationally recognized statistical rating organization (“NRSRO”). In the event a security is split rated by two or more NRSROs, the Adviser will use the lower rating to determine credit quality. The allocation of the Fund’s portfolio will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The Underlying Index is a market value-weighted index which covers the short and intermediate components of the Bloomberg Municipal Bond Index, an unmanaged, market value-weighted index which covers the U.S. investment-grade tax-exempt bond market. The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index tracks the performance of tax-exempt municipal general obligation, revenue, insured, and pre-refunded bonds with a minimum $5 million par amount outstanding, issued as part of a transaction of at least $50 million, and with a remaining maturity from 1 up to (but not including) 12 years. The Underlying Index includes reinvestment of income and is rebalanced monthly.
The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and will generally quantitatively manage the passive allocation of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index, provide exposure to specific investment style factors, or structure the portfolio according to desired attributes. The Adviser’s quantitative strategy with respect to the Fund seeks to construct the passive allocation of the portfolio to provide investment results that, before expenses, correspond to the performance of the Underlying Index. The Adviser manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of securities with generally the same risk, return and credit quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index. The passive allocation may be represented by securities maturing at regular intervals, meaning that the fixed-income securities in the Fund’s passive allocation will have maturity dates that are evenly spaced across several years so that the proceeds may be reinvested at regular intervals as the securities mature.

The Adviser also believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more Sub-Advisers, with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund currently employs one Sub-Adviser to manage the Fund’s qualitative active allocation, GW&K Investment Management, LLC (“GW&K”). GW&K manages the Fund’s qualitative active allocation by emphasizing bottom-up research to target investment grade short to intermediate maturity municipal bonds. GW&K’s proprietary process focuses on a selective universe of municipal bonds to seek best relative value while managing risk. GW&K generally relies on detailed proprietary research and focus on the sectors and securities they believe are undervalued relative to the market. GW&K actively trades the portion of the Fund’s investment portfolio they manage, and the Fund may experience a high portfolio turnover rate. In selecting securities for investment, GW&K typically:

•Uses in-depth fundamental research to identify sectors and securities for potential investment and to analyze risk;
•Analyzes the credit quality of issuers, an issuer’s potential for success, the credit, currency, and economic risks of potential investments and their issuers, security-specific features, current and potential future valuation of potential investments, and trading opportunities to select investments;
•Looks to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and
•Considers the liquidity of securities and the portfolio overall as an important factor in portfolio construction.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. municipal bond securities that are exempt from U.S. federal income tax and are rated investment grade or better. The Fund may also invest up to 20% of its net assets in high-yield municipal bonds, also known as “junk bonds.” The ratio of the Fund’s assets that are allocated to active versus passive investment strategies is determined by Envestnet Asset Management, Inc., the Fund’s investment adviser, (the “Adviser”), and is based on a variety of factors, including the Adviser’s proprietary research that looks at the likelihood of active managers outperforming or underperforming within the asset classes in which the Fund invests, the Adviser’s research and due diligence on available investment sub-advisers (each, a “Sub-Adviser”) within the different asset classes in which the Fund invests and the Adviser’s assessment of how different Sub-Advisers will contribute to overall Fund performance. The Adviser also considers academic research on factor investing, which is an investment approach that involves selecting securities based on attributes associated with higher returns, and the long-term performance of factor investing with established style factors across the asset classes in which the Fund invests. Under normal market conditions, the Adviser allocates at least 50% of the Fund’s assets to the passive allocation.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.activepassive.com
ActivePassive Intermediate Municipal Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
ActivePassive Intermediate Municipal Bond ETF | Active Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. For the Fund’s active allocation, active management by the Adviser and Sub-Advisers in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.
ActivePassive Intermediate Municipal Bond ETF | Asset Class Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
ActivePassive Intermediate Municipal Bond ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. Quantitative modeling used may not accurately predict future market movements or characteristics, which may negatively affect performance. Models may also perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.
ActivePassive Intermediate Municipal Bond ETF | Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
ActivePassive Intermediate Municipal Bond ETF | CLOs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	CLOs Risk. CLOs are a type of asset-backed security. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations in realizing the benefits of any collateral securing a loan.
ActivePassive Intermediate Municipal Bond ETF | CMOs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	CMOs Risk. The Fund may be affected by the credit risk of CMOs, which is the possibility that the Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss, if there are defaults on the mortgage loans underlying the CMOs. This risk may be increased to the extent that the underlying mortgages include sub-prime mortgages and in relation to the level of subordination of the category of the CMOs held by the Fund. In addition, CMOs may be less liquid or may exhibit greater price volatility than other types of mortgages or asset-backed securities. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMO risk also depends on the issuer. While CMO collateral is typically issued by the GNMA, FNMA or FHLMC, the CMO itself may be issued by a private party, such as a brokerage firm, that is not covered by government guarantees. CMO collateral may also include different or specialized types of mortgage loans or mortgage loan pools, letters of credit, or other types of credit enhancements and these so-called “private label” CMOs are the sole obligation of their issuer.
ActivePassive Intermediate Municipal Bond ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. Because the Fund’s passive allocation may be concentrated in an industry or group of industries if the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect any such industry or group of industries.
ActivePassive Intermediate Municipal Bond ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Underlying investments may lose value due to borrowers defaulting or failing to pay back debt.
ActivePassive Intermediate Municipal Bond ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

ActivePassive Intermediate Municipal Bond ETF | Debt Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply.
ActivePassive Intermediate Municipal Bond ETF | ETF Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Investment Risk. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
ActivePassive Intermediate Municipal Bond ETF | ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of
Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ActivePassive Intermediate Municipal Bond ETF | ETF Risk Member, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ActivePassive Intermediate Municipal Bond ETF | ETF Risk Member, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.
ActivePassive Intermediate Municipal Bond ETF | ETF Risk Member, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ActivePassive Intermediate Municipal Bond ETF | ETF Risk Member, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ActivePassive Intermediate Municipal Bond ETF | ETF Risk Member, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
ActivePassive Intermediate Municipal Bond ETF | High Portfolio Turnover Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many registered funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor’s after-tax return.
ActivePassive Intermediate Municipal Bond ETF | High-Yield Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High-Yield Securities Risk. The fixed income investments held by the Fund that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.
ActivePassive Intermediate Municipal Bond ETF | Index-Related Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index-Related Risk. A portion of the Fund may use a passive investment approach and may be affected by a general decline in market segments or asset classes relating to the Underlying Index. The Fund invests the passive allocation of its portfolio in securities and instruments intended to track the performance of the Underlying Index regardless of the investment merits of the securities included in the Underlying Index. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy, or completeness of either the Underlying Index or its related data.
ActivePassive Intermediate Municipal Bond ETF | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.
ActivePassive Intermediate Municipal Bond ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
ActivePassive Intermediate Municipal Bond ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser and Sub-Advisers to implement the investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s and Sub-Advisers’ research, analysis and asset allocation among portfolio securities and asset allocation between the Fund’s active and passive investment strategies. If the Adviser’s and Sub-Advisers’ investment strategies do not produce the expected results, your investment could be diminished or even lost.

ActivePassive Intermediate Municipal Bond ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of the Fund’s investments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
ActivePassive Intermediate Municipal Bond ETF | Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk. Active trading markets for Shares may not be developed or maintained by market makers or APs. APs are not obligated to make a market in the Shares or to submit purchase or redemption orders for creation units. Trading in Shares on an exchange may be halted in certain circumstances.
ActivePassive Intermediate Municipal Bond ETF | Municipal Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.
ActivePassive Intermediate Municipal Bond ETF | Newer Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Newer Fund Risk. The Fund is a recently organized, management investment company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.
ActivePassive Intermediate Municipal Bond ETF | Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.
ActivePassive Intermediate Municipal Bond ETF | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

ActivePassive Intermediate Municipal Bond ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. The performance of the passive allocation of the Fund and the Underlying Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Underlying Index. In addition, the passive allocation of the Fund may not be fully invested in the securities of the Underlying Index.
ActivePassive Intermediate Municipal Bond ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. Municipal securities may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels. If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax exempt income. If this is the case, the Fund’s net after-tax return to you may be lower. The Fund would typically not be a suitable investment for investors investing through tax exempt or tax-deferred accounts.

ActivePassive Intermediate Municipal Bond ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other investment companies or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
ActivePassive Intermediate Municipal Bond ETF | ActivePassive Intermediate Municipal Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APMU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	468
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	38
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	119
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	208
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 468
ActivePassive International Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ActivePassive International Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the ActivePassive International Equity ETF (“International Equity ETF” or the “Fund”) is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2024, the Fund’s portfolio turnover rate was 63.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the S&P Classic ADR Composite Index (the “Benchmark Index”). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. companies with varying market capitalizations. The Benchmark Index is a broad-based index that seeks to track the American depositary receipts (“ADRs”) trading on the New York Stock Exchange (“NYSE”), the NASDAQ Stock Market, LLC (“NASDAQ”), and over-the-counter (“OTC”) in the United States, subject to size and liquidity requirements. The Benchmark Index includes developed market and emerging market countries. The sponsor of the Benchmark Index determines the composition of the Benchmark Index and relative weightings of the securities in the Benchmark Index and publishes information regarding the market value of the Benchmark Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the
Benchmark Index. The Benchmark Index measures the float-adjusted market capitalization weighted performance. To be eligible for Benchmark Index inclusion, a company must have a level II or III ADR program, New York Shares or Global Registered Shares listed with the NYSE or NASDAQ, or have a Level 1 ADR program traded OTC. Additionally, stocks must have been continuously trading for at least three months to be eligible for inclusion in the Benchmark Index. All stocks meeting the eligibility criteria are selected for Benchmark Index inclusion. Constituents are weighted by float-adjusted market capitalization and the index is rebalanced quarterly.

The Fund may also utilize a strategic beta investment strategy for a portion of the Fund’s active investment allocation. The ratio of the Fund’s assets that are allocated to active versus passive investment strategies is determined by Envestnet Asset Management, Inc., the Fund’s investment adviser (the “Adviser”), and is based on a variety of factors, including the Adviser’s proprietary research that looks at the likelihood of active managers outperforming or underperforming within the asset classes in which the Fund invests, the Adviser’s research and due diligence on available investment sub-advisers (each, a “Sub-Adviser”) within the different asset classes in which the Fund invests and the Adviser’s assessment of how different Sub-Advisers will contribute to overall Fund performance. The Adviser also considers academic research on factor investing, which is an investment approach that involves selecting securities based on attributes associated with higher returns, and the long-term performance of factor investing with established style factors across the asset classes in which the Fund invests. Historically the Adviser has found that international developed companies are more researched and established than emerging market companies. This makes the market for international developed companies more efficient due to the availability of information and therefore, there are fewer opportunities to find market mispricings that may arise when the Adviser or a Sub-Adviser determines that a security’s price does not reflect the fundamental value of the security. The Adviser generally employs more active management in its allocations to investing in emerging markets because those companies are generally less mature and less researched and uses more passive management for investing in developed markets as they tend to be more mature and more accurately valued. The portion of the Fund’s investment portfolio that is actively managed by the Sub-Advisers and Adviser ranges from 30% to 80% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive investment strategy. The Adviser generally rebalances the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

The Fund’s investment in equity securities may include common stock and preferred stock of companies that are either domiciled or have their primary operations outside the United States. The Fund may invest in companies located in non-U.S. developed markets and in companies located in emerging markets. The Adviser considers a country to be an emerging market country if companies domiciled in that country are represented in the S&P Emerging Classic ADR Index. Under normal market conditions the Fund will only invest in ADRs for exposure to securities of non-U.S. companies.

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and will quantitatively manage the passive and strategic beta portions of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index or provide exposure to specific investment style factors. The Adviser’s quantitative strategy with respect to the passive allocation of the Fund seeks to provide investment results that, before expenses, correspond to the performance of the S&P Developed Markets Classic ADR Index (the “Underlying Index”). The Adviser
manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of securities that, in the aggregate, have risk, return and quality characteristics that resemble the risk, return and quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index. The Underlying Index seeks to track the developed market ADRs trading on the NYSE, NASDAQ, and OTC in the United States, subject to size and liquidity requirements. The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index measures the float-adjusted market capitalization weighted performance. To be eligible for Underlying Index inclusion, a company must have a level II or III ADR program, New York Shares or Global Registered Shares listed with the NYSE or NASDAQ, or have a Level 1 ADR program traded OTC. Additionally, stocks must have been continuously trading for at least three months to be eligible for inclusion in the Underlying Index. All stocks meeting the eligibility criteria are selected for Underlying Index inclusion. Constituents are weighted by float-adjusted market capitalization and the Underlying Index rebalanced quarterly.

Strategic beta investing involves screening the Fund’s investment universe for securities with specified characteristics that the Adviser believes offer opportunities for better returns. The Fund’s strategic beta allocation emphasizes exposure to investment style factors, including but not limited to value, momentum and quality, that academic research has linked to higher expected returns. Value investing aims to capture excess returns from stocks that have low prices relative to their fundamental value. This is commonly tracked by price to book, price to earnings, dividends, and free cash flow. Momentum investing employs the thesis that stocks that have outperformed in the past tend to exhibit strong returns for a period of time going forward. Quality investing is often captured through exposure to companies having low debt, stable earnings, consistent asset growth, and strong corporate governance. Quality stocks are identified by using common financial metrics like a return on equity, debt to equity and earnings variability. The combined active, passive and strategic beta allocations in the Fund’s portfolio will have similar characteristics (e.g., average market capitalization and region exposure) to the Benchmark Index.

The Adviser also believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more Sub-Advisers, with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund currently employs two Sub-Advisers to manage the Fund’s qualitative active allocation, Causeway Capital Management LLC (“Causeway”) and Lazard Asset Management LLC (“Lazard”). Causeway utilizes an international value ADR strategy that seeks long-term growth of capital by utilizing a “value” investing style, which targets stocks that Causeway believes are trading at a lower price than their true value. Typical value characteristics Causeway will consider in evaluating investments for the Fund include low price-to-earnings ratio relative to the sector, high yield relative to the market, low price-to-book value ratio relative to the market, low price-to-cash flow ratio relative to the market, and financial strength. Causeway will generally invest in companies with market capitalizations of U.S. $5 billion or greater at the time of investment.

Lazard utilizes its international quality growth ADR strategy. The strategy invests primarily in American Depository Receipts (“ADRs”) of non-U.S. companies, including those whose principal business activities are located in emerging market countries that Lazard considers to be quality growth businesses. By “quality” Lazard means businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). Lazard considers, among other factors deemed appropriate and relevant to a particular company, whether the company has a competitive advantage in its industry and if Lazard believes the company can sustain its competitive advantage. Lazard also looks for “growth” businesses that it believes can grow profits and cash flows by investing back into their business at similarly high rates of financial productivity.

Lazard may invest its allocation in securities of companies across the capitalization spectrum, but generally focuses on companies with a market capitalization of $3 billion or greater at the time of investment.

The Sub-Advisers generally rely on detailed proprietary research and actively focus on the sectors and securities they believe are undervalued relative to the market. The Sub‑Advisers will actively trade the portion of the Fund’s investment portfolio they manage, and the Fund may experience a high portfolio turnover rate. In selecting securities for investment, the Sub-Advisers typically:

•Use in-depth fundamental research to identify sectors and securities for potential investment and to analyze risk;
•Exploit inefficiencies in the valuation of risk and reward;
•Look to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and
•Consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. companies with varying market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.activepassive.com
ActivePassive International Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
ActivePassive International Equity ETF | Active Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Active Management Risk. For the Fund’s active allocation, active management by the Adviser and Sub-Advisers in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

ActivePassive International Equity ETF | ADRs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ADRs Risk. The Fund may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by the depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.
ActivePassive International Equity ETF | Asset Class Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
ActivePassive International Equity ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. Quantitative modeling used may not accurately predict future market movements or characteristics, which may negatively affect performance. Models may also perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.

ActivePassive International Equity ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
ActivePassive International Equity ETF | Dividend-Paying Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Dividend-Paying Stock Risk. Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.
ActivePassive International Equity ETF | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries. Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.
ActivePassive International Equity ETF | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
ActivePassive International Equity ETF | ETF Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Investment Risk. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
ActivePassive International Equity ETF | ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

ActivePassive International Equity ETF | ETF Risk Member, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ActivePassive International Equity ETF | ETF Risk Member, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.
ActivePassive International Equity ETF | ETF Risk Member, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ActivePassive International Equity ETF | ETF Risk Member, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ActivePassive International Equity ETF | ETF Risk Member, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
ActivePassive International Equity ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes.
ActivePassive International Equity ETF | Growth Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk. Growth investments are believed by the Adviser or a Sub-Adviser to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such securities may be more volatile than other securities because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These securities may respond differently to market and other developments than other types of securities.
ActivePassive International Equity ETF | High Portfolio Turnover Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many registered funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate.
Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor’s after-tax return.

ActivePassive International Equity ETF | Index-Related Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index-Related Risk. A portion of the Fund may use a passive investment approach and may be affected by a general decline in market segments or asset classes relating to the Underlying Index. The Fund invests the passive allocation of its portfolio in securities and instruments intended to track the performance of the Underlying Index regardless of the investment merits of the securities included in the Underlying Index. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy, or completeness of either the Underlying Index or its related data.
ActivePassive International Equity ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser and Sub-Advisers to implement the investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s and Sub-Advisers’ research, analysis and asset allocation among portfolio securities and asset allocation between the Fund’s active and passive investment strategies. If the Adviser’s and Sub-Advisers’ investment strategies do not produce the expected results, your investment could be diminished or even lost.
ActivePassive International Equity ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
ActivePassive International Equity ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
ActivePassive International Equity ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
ActivePassive International Equity ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
ActivePassive International Equity ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of the Fund’s investments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
ActivePassive International Equity ETF | Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk. Active trading markets for Shares may not be developed or maintained by market makers or APs. APs are not obligated to make a market in the Shares or to submit purchase or redemption orders for creation units. Trading in Shares on an exchange may be halted in certain circumstances.
ActivePassive International Equity ETF | Newer Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Newer Fund Risk. The Fund is a recently organized, management investment company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.
ActivePassive International Equity ETF | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
ActivePassive International Equity ETF | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
ActivePassive International Equity ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. The performance of the passive allocation of the Fund and the Underlying Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Underlying Index. In addition, the passive allocation of the Fund may not be fully invested in the securities of the Underlying Index.
ActivePassive International Equity ETF | Value Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Stock Risk. Value stocks are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. Causeway’s value discipline may prevent or limit investments in stocks that are in a strategy’s benchmark index.
ActivePassive International Equity ETF | ActivePassive International Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APIE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	144
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	252
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 567
ActivePassive U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ActivePassive U.S. Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the ActivePassive U.S. Equity ETF (“U.S. Equity ETF” or the “Fund”) is to provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2024, the Fund’s portfolio turnover rate was 55.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the CRSP U.S. Total Market Index (the “Benchmark Index”). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities included in the CRSP U.S. Total Market Index. Up to 20% of the Fund’s net assets may be held in non-index constituents traded on a U.S. exchange and denominated in U.S. dollars. The Benchmark Index captures broad U.S. equity market coverage and includes securities traded on NYSE, NYSE American, NYSE ARCA, NASDAQ, Bats Global
Markets, and the Investors Exchange. The sponsor of the Benchmark Index determines the composition of the Benchmark Index and relative weightings of the securities in the Benchmark Index and publishes information regarding the market value of the Benchmark Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Benchmark Index. The Benchmark Index includes nearly 4,000 constituents across mega, large, small and micro capitalizations, representing nearly 100% of the U.S. investable equity market. To be eligible for Benchmark Index inclusion, a company must have more than $15 million in total market capitalization, the company’s float shares must be greater than 12.5% of the total shares outstanding, the average of the adjusted trading volume over the last 125 days divided by float shares on the ranking date must be at least 0.0008, and the company must satisfy consecutive trading day requirements. The Benchmark Index is weighted according to free-float market capitalization and is recalculated quarterly. The Fund may also utilize a strategic beta strategy for a portion of the Fund’s active investment portfolio. The Adviser generally rebalances the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

The ratio of the Fund’s assets that are allocated to active versus passive investment strategies is determined by Envestnet Asset Management, Inc., the Fund’s investment adviser, (the “Adviser”), and is based on a variety of factors, including the Adviser’s proprietary research that looks at the likelihood of active managers outperforming or underperforming within the asset classes in which the Fund invests, the Adviser’s research and due diligence on available investment sub-advisers (each, a “Sub-Adviser”) within the different asset classes in which the Fund invests and the Adviser’s assessment of how different Sub-Advisers will contribute to overall Fund performance. Historically the Adviser has found that large cap companies in the U.S. are more researched and attract more scrutiny and research coverage than smaller capitalization companies. The Adviser will generally allocate more to active management for investments in smaller companies and use more passive management for larger companies. The portion of the Fund’s investment portfolio that is actively-managed by any Sub-Advisers and Adviser ranges from 15% to 65% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive strategy. The Fund invests at least 60% of its net assets in equity securities of U.S. companies with large market capitalizations. The Fund’s investment in equity securities may include common stock and preferred stock.

The Adviser quantitatively manages the passive and strategic beta portion of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index or provide exposure to specific investment style factors. The Adviser’s quantitative strategy with respect to the Fund seeks to construct the passive allocation of the portfolio to provide investment results that, before expenses, correspond to the price and performance of the CRSP U.S. Large Cap Index (the “Underlying Index”). The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index includes mega and large U.S. companies that comprise the top 85% of investable market capitalization and represents the top 85% by market capitalization of the Benchmark Index. The Underlying Index captures broad U.S. equity market coverage and includes securities traded on NYSE, NYSE American, NYSE ARCA, NASDAQ, Bats Global Markets, and the Investors Exchange. The Underlying Index is weighted according to free-float market capitalization and is recalculated quarterly. The Adviser manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of securities that, in the aggregate, have risk, return and quality characteristics that resemble the risk, return and quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index.

Strategic beta investing involves screening the Fund’s investment universe for securities with specified characteristics that the Adviser believes offer opportunities for better returns. Strategic beta is a quantitative approach that emphasizes exposure to investment style factors, such as value, momentum and quality, that academic research has linked to higher expected returns. For the strategic beta portion of the Fund’s portfolio, the Adviser generally invests in large capitalization stocks and ETFs that primarily invest in small capitalization stocks. Investing in ETFs that provide exposure to small capitalization stocks will give the Fund exposure to a distinct asset class from the rest of the Fund’s portfolio with a unique risk profile. Value investing aims to capture excess returns from stocks that have low prices relative to their fundamental value. This is commonly tracked by price to book, price to earnings, dividends, and free cash flow. Momentum investing employs the thesis that stocks that have outperformed in the past tend to exhibit strong returns for a period of time going forward. Quality investing is often captured through exposure to companies having low debt, stable earnings, consistent asset growth, and strong corporate governance. Quality stocks are identified by using common financial metrics like a return to equity, debt to equity and earnings variability. The combined active and passive allocations will have similar characteristics (e.g., average market capitalization) to the Benchmark Index.

The Adviser also believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more Sub-Advisers, with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund currently employs one Sub-Adviser to manage the Fund’s qualitative active allocation, The London Company of Virginia, LLC d/b/a The London Company (“London Co.”). London Co. seeks to purchase financially stable companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder oriented management, and trading at a discount to our estimate of intrinsic value. Guiding principles of London Co.’s philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) balance sheet strength, (3) a focused investment approach, and (4) low portfolio turnover enhances returns.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities included in the CRSP U.S. Total Market Index. Up to 20% of the Fund’s net assets may be held in non-index constituents traded on a U.S. exchange and denominated in U.S. dollars. The Benchmark Index captures broad U.S. equity market coverage and includes securities traded on NYSE, NYSE American, NYSE ARCA, NASDAQ, Bats Global Markets, and the Investors Exchange.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.activepassive.com
ActivePassive U.S. Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
ActivePassive U.S. Equity ETF | Active Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Active Management Risk. For the Fund’s active allocation, active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

ActivePassive U.S. Equity ETF | Asset Class Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
ActivePassive U.S. Equity ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. Quantitative modeling used may not accurately predict future market movements or characteristics, which may negatively affect performance. Models may also perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.
ActivePassive U.S. Equity ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

ActivePassive U.S. Equity ETF | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
ActivePassive U.S. Equity ETF | ETF Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Investment Risk. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
ActivePassive U.S. Equity ETF | ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

ActivePassive U.S. Equity ETF | ETF Risk Member, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ActivePassive U.S. Equity ETF | ETF Risk Member, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.
ActivePassive U.S. Equity ETF | ETF Risk Member, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ActivePassive U.S. Equity ETF | ETF Risk Member, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ActivePassive U.S. Equity ETF | ETF Risk Member, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
ActivePassive U.S. Equity ETF | High Portfolio Turnover Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many registered funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor’s after-tax return.
ActivePassive U.S. Equity ETF | Index-Related Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index-Related Risk. A portion of the Fund may use a passive investment approach and may be affected by a general decline in market segments or asset classes relating to the Underlying Index. The Fund invests the passive allocation of its portfolio in securities and instruments intended to track the performance of the Underlying Index regardless of the investment merits of the securities included in the Underlying Index. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy, or completeness of either the Underlying Index or its related data.
ActivePassive U.S. Equity ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser to implement the investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities and asset allocation between the Fund’s active and passive investment strategies. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
ActivePassive U.S. Equity ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
ActivePassive U.S. Equity ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
ActivePassive U.S. Equity ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
ActivePassive U.S. Equity ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
ActivePassive U.S. Equity ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of the Fund’s investments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
ActivePassive U.S. Equity ETF | Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk. Active trading markets for Shares may not be developed or maintained by market makers or APs. APs are not obligated to make a market in the Shares or to submit purchase or redemption orders for creation units. Trading in Shares on an exchange may be halted in certain circumstances.
ActivePassive U.S. Equity ETF | Newer Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Newer Fund Risk. The Fund is a recently organized, management investment company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.
ActivePassive U.S. Equity ETF | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
ActivePassive U.S. Equity ETF | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
ActivePassive U.S. Equity ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. The performance of the passive allocation of the Fund and the Underlying Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Underlying Index. In addition, the passive allocation of the Fund may not be fully invested in the securities of the Underlying Index.
ActivePassive U.S. Equity ETF | ActivePassive U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APUE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	418
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	34
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 418

[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.